Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - Cantor Equity Partners, Inc. [Member] - USD ($)
	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Class A ordinary shares subject to possible redemption	$ 103,476,372
Gross proceeds		100,000,000
Less:
Issuance costs allocated to Class A ordinary shares		(2,410,968)
Plus:
Accretion of carrying value to redemption value	3,324,807	5,887,340
Class A ordinary shares subject to possible redemption	$ 106,801,179	$ 103,476,372